Income Taxes (Details) - Schedule of income tax charged (credited) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of income tax charged (credited) [Line Items]
Income taxes	$ 3,299,522	$ 4,389,769	$ 2,077,844
Mexican companies [Member]
Income Taxes (Details) - Schedule of income tax charged (credited) [Line Items]
Income taxes	2,549,851	2,564,312	1,460,057
Deferred Tax	(119,999)	(96,453)	(94,604)
Foreign countries [member]
Income Taxes (Details) - Schedule of income tax charged (credited) [Line Items]
Income taxes	599,940	1,253,895	370,860
Deferred Tax	$ 269,730	$ 668,015	$ 341,531